GENERAL	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1:- GENERAL

a.
Formula Systems (1985) Ltd. ("Formula") was incorporated in Israel and began its business operations in 1985. Since 1991, Formula's ordinary shares, par value NIS 1.0 per share, have been traded on the Tel-Aviv Stock Exchange ("TASE"), and, in 1997, began trading through American Depositary Shares ("ADSs") under the symbol "FORTY" on the NASDAQ Global Market in the United States until January 3, 2011, at which date the listing of Formula's ADSs was transferred to the NASDAQ Global Select Market ("NASDAQ"). Each ADS represents one ordinary share of Formula. The Company is considered an Israeli resident. As of November, 2010, the controlling shareholder of the Company is Asseco Poland S.A. ("Asseco"), a Polish public company, traded on the Warsaw Stock Exchange.

Formula, through its subsidiaries and affiliates (collectively, the "Company" or the "Group") is engaged in providing proprietary and non-proprietary software solutions and services, software product marketing and support, Computer infrastructure and integration solutions and learning and integration. The Group operates through three directly held subsidiary and affiliated companies: Matrix IT Ltd. ("Matrix"); Magic Software Enterprises Ltd. ("Magic") and Sapiens International Corporation N.V ("Sapiens").

On August 21, 2011, following the acquisition by Sapiens of all of the outstanding shares of FIS Software Ltd. and its subsidiaries ("FIS") and IDIT I.D.I. Technologies Ltd. ("IDIT") (see Note 3a for further information), which was mainly financed by the issuance of Sapiens common shares, Formula's interest in Sapiens was diluted from 75.6% to 42.2%. Formula's investment in Sapiens following the dilution was measured under the equity method of accounting. The gain recognized in 2011 in relation of the Company’s loss of control in Sapiens amounted to $ 25,833 and is presented in the income statement as equity in gains of affiliated companies, net. By December 31, 2011, Formula’s interest in Sapiens outstanding common shares increased to 47.3%.

On January 27, 2012, Formula consummated the purchase of Sapiens common shares from two former shareholders of FIS and IDIT (Sapiens' recently acquired companies) and others, resulting in an increase in Formula’s interest in Sapiens' outstanding common shares from 47.3% to 52.1%, following which Formula regained control over Sapiens. As a result, a gain in an amount of $3,410 was recorded during 2012 and is presented in the income statement as equity in gains of affiliated companies, net (see additional information in note 3a).

On November 19, 2013, Sapiens completed a follow-on public offering of its ordinary shares on the NASDAQ. Sapiens issued 6,497,400 shares at a price of $ 6.25 per share before issuance expenses. Total net proceeds from the issuance amounted to approximately $ 37,791. As a result of the offering, Formula’s interest in Sapiens' outstanding common shares diluted from 56.8% to 48.6%. Formula's investment in Sapiens following the dilution was measured under the equity method of accounting due to loss of control in Sapiens in accordance with ASC 810. The gain recognized in relation of Formula loss of control in Sapiens amounted to $61,164 and is presented in the income statement as equity in gains of affiliated companies, net (see additional information in note 3a).

On March 5, 2014, Magic completed a follow-on public offering of its ordinary shares on the NASDAQ. Magic issued 6,900,000 shares at a price of $ 8.50 per share before issuance expenses. Total net proceeds from the issuance, is expected to amount to approximately $ 54,731. As a result of the offering, Formula’s interest in Magic’s outstanding common shares diluted from 51.6% to 45.0% (see Note 18).

For a description of the Company's operations, see Note 17f.

b.
The following table presents certain information regarding the control and ownership of Formula's significant subsidiaries and affiliates, as of the dates indicated (the list consists only of active companies that are held directly by Formula):

	Percentage of ownership
	and control
	December 31,
	2012	2013
Name of subsidiary (affiliate)

Matrix	50.1	50.1
Magic	52.3	51.6
Sapiens*	56.6	48.6

*)      From August 21, 2011 until January 27, 2012, and from November 19, 2013 until December 31, 2013 Sapiens' results of operations were reflected in the Company's results of operations using the equity method of accounting.